Revenue	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenue

Note 9 - Revenue

The following table presents the Company’s revenue disaggregated by type for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
	2025	2024
Account fee income	$3,963,097	$6,447,201
Loan program income	2,478,082	6,625,576
Investment income	1,155,433	2,092,863
Safe Harbor Program income	76,920	76,920
Total	$7,673,532	$15,242,560

Account fee income consists of fees earned from cannabis-related businesses maintaining accounts with the Company’s financial institution partners, including deposit account fees, account activity fees, and onboarding income. These fees are recognized periodically in accordance with the fee schedules established with financial institution partners. Account fee income also includes merchant income earned through referral arrangements with third-party payment processors, under which the Company receives a percentage of net revenue generated by referred merchants, recognized as earned.

Loan program income represents the Company’s allocated share of interest earned on cannabis-related business loans originated by PCCU. Under the First Amended Commercial Alliance Agreement, effective January 1, 2025, the Company’s share of loan program income is determined by a loan yield allocation formula that incorporates the Constant Maturity U.S. Treasury Rate published by the Federal Reserve, along with a proprietary risk rating formula to determine the allocation between the Company and PCCU. Loan program income is recognized over the loan term as earned.

Investment income represents the Company’s share of interest earned on net investable cannabis-related business deposit balances held at PCCU, recognized monthly based on the average net daily deposit balance. Under the CAA, investment income was reduced by an investment hosting fee paid to PCCU. Under the First Amended CAA, effective January 1, 2025, the hosting investment fee was eliminated and the Company receives all investment income earned on CRB funds invested on its behalf by PCCU.

Safe Harbor Program income represents fees earned under the Company’s Master Program Agreement, which grants licensees a non-exclusive, non-transferable right to implement and utilize the Safe Harbor Program. Revenue is recognized over the term of the agreement as the performance obligation is satisfied.